Calvert
VP Volatility Managed Moderate Portfolio
March 31, 2021
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 94.8%

Security	Shares	Value
Equity Exchange-Traded Funds — 48.2%
Financial Select Sector SPDR Fund	26,000	$ 885,300
iShares Core S&P Mid-Cap ETF	9,000	2,342,520
iShares Russell 2000 ETF(1)	13,000	2,872,220
iShares S&P 500 Growth ETF	94,000	6,120,340
iShares S&P 500 Value ETF	31,000	4,378,440
Vanguard FTSE Developed Markets ETF	200,000	9,822,000
Vanguard FTSE Emerging Markets ETF	31,000	1,613,550
Vanguard REIT ETF	24,000	2,204,640
Vanguard S&P 500 ETF	62,000	22,586,600
		$52,825,610
Fixed-Income Exchange-Traded Funds — 46.6%
iShares Core U.S. Aggregate Bond ETF	224,000	$25,497,920
Vanguard Total Bond Market ETF	301,000	25,500,720
		$50,998,640
Total Exchange-Traded Funds (identified cost $81,220,361)		$103,824,250

Short-Term Investments — 7.1%
Other — 4.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(2)	5,433,666	$ 5,434,209
Total Other (identified cost $5,434,209)		$ 5,434,209
Securities Lending Collateral — 2.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(3)	2,423,025	$ 2,423,025
Total Securities Lending Collateral (identified cost $2,423,025)		$ 2,423,025
Total Short-Term Investments (identified cost $7,857,234)		$ 7,857,234
Total Investments — 101.9% (identified cost $89,077,595)		$111,681,484
Other Assets, Less Liabilities — (1.9)%		$ (2,133,050)
Net Assets — 100.0%		$109,548,434

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $2,843,498 and the total market value of the collateral received by the Fund was $2,865,179, comprised of cash of $2,423,025 and U.S. government and/or agencies securities of $442,154.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(3)	Represents investment of cash collateral received in connection with securities lending.

Calvert
VP Volatility Managed Moderate Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(3)	Short	6/18/21	$(595,110)	$(5,985)
E-mini S&P MidCap 400 Index	(1)	Short	6/18/21	(260,530)	3,506
MSCI EAFE Index	(1)	Short	6/18/21	(109,600)	334
					$(2,145)
During the fiscal year to date ended March 31, 2021, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At March 31, 2021, the value of the Fund's investment in affiliated funds was $5,434,209, which represents 4.9% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$7,832,540	$2,949,106	$(5,347,437)	$(92)	$92	$5,434,209	$1,842	5,433,666
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$103,824,250	$—	$—	$103,824,250
Short-Term Investments:
Other	—	5,434,209	—	5,434,209
Securities Lending Collateral	2,423,025	—	—	2,423,025
Total Investments	$106,247,275	$5,434,209	$ —	$111,681,484
Futures Contracts	$3,840	$ —	$ —	$3,840
Total	$106,251,115	$5,434,209	$ —	$111,685,324

Calvert
VP Volatility Managed Moderate Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(5,985)	$ —	$ —	$(5,985)
Total	$(5,985)	$ —	$ —	$(5,985)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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